UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2018 (Unaudited)

DWS CROCI® International Fund

	Shares	Value ($)
Common Stocks 96.7%
Australia 2.0%
BHP Billiton Ltd. (Cost $14,906,866)	648,702	14,599,774
Belgium 3.9%
Solvay SA	125,163	13,566,724
UCB SA	177,470	14,936,800
(Cost $33,579,108)		28,503,524
Finland 1.8%
Nokian Renkaat Oyj (Cost $20,086,215)	397,841	12,744,788
France 16.1%
Arkema SA	138,613	13,180,605
Cie de Saint-Gobain	394,176	14,662,404
Cie Generale des Etablissements Michelin	141,297	14,844,853
Danone SA	196,935	14,750,563
Engie SA	1,071,547	15,108,931
Pernod Ricard SA (a)	93,828	15,026,873
Sanofi	167,550	15,155,254
TOTAL SA (a)	242,121	13,491,383
(Cost $119,511,595)		116,220,866
Germany 11.6%
BASF SE	187,076	13,692,447
Bayer AG (Registered)	187,162	13,709,524
Beiersdorf AG	132,744	14,228,779
Brenntag AG	272,062	12,609,428
Continental AG	90,378	13,594,974
Merck KGaA	143,353	15,848,411
(Cost $101,175,151)		83,683,563
Hong Kong 6.0%
CLP Holdings Ltd.	1,277,530	14,093,354
HK Electric Investments & HK Electric Investments Ltd. "SS", (Units) (a)	14,785,500	14,196,531
Hong Kong & China Gas Co., Ltd.	7,412,827	14,950,164
(Cost $36,508,066)		43,240,049
Japan 24.2%
Bridgestone Corp.	382,840	15,533,263
Central Japan Railway Co.	76,000	15,644,033
Denso Corp.	322,200	14,917,226
Honda Motor Co., Ltd.	543,900	15,388,316
Japan Tobacco, Inc.	546,600	13,621,273
Mazda Motor Corp.	1,313,200	13,998,631
Nissan Motor Co., Ltd.	1,624,800	14,261,855
Sekisui House Ltd.	995,700	15,032,803
Subaru Corp.	532,500	11,848,177
Sumitomo Electric Industries Ltd.	1,047,600	14,757,269
Toyota Industries Corp.	283,700	14,606,241
Toyota Motor Corp.	248,700	14,968,976
(Cost $203,216,950)		174,578,063
Luxembourg 1.8%
ArcelorMittal (Cost $13,993,967)	561,729	12,876,748
Netherlands 4.0%
Koninklijke DSM NV	163,661	14,558,388
Randstad NV	293,906	14,347,530
(Cost $29,321,475)		28,905,918
Singapore 3.9%
Singapore Airlines Ltd.	2,103,082	14,611,159
Singapore Telecommunications Ltd.	6,195,700	13,625,924
(Cost $37,347,545)		28,237,083
Switzerland 8.1%
Adecco Group AG (Registered)	300,253	14,883,897
Ferguson PLC	212,491	13,649,268
Nestle SA (Registered)	168,521	14,362,182
Roche Holding AG (Genusschein)	61,410	15,952,899
(Cost $66,407,513)		58,848,246
United Kingdom 13.3%
Barratt Developments PLC	2,211,113	13,055,720
easyJet PLC	940,057	13,371,819
GlaxoSmithKline PLC	727,494	15,134,503
International Consolidated Airlines Group SA	1,893,437	15,147,621
Persimmon PLC	496,676	12,065,223
Smiths Group PLC	831,247	14,777,044
Taylor Wimpey PLC	7,136,948	12,207,244
(Cost $111,432,699)		95,759,174
Total Common Stocks (Cost $787,487,150)		698,197,796
Preferred Stock 2.1%
Germany
Henkel AG & Co. KGaA (Cost $16,527,450)	132,714	15,323,388
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.12% (b) (c) (Cost $32,998,744)	32,998,744	32,998,744
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.24% (b) (Cost $2,500,269)	2,500,269	2,500,269
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $839,513,613)	103.7	749,020,197
Other Assets and Liabilities, Net	(3.7)	(26,688,381)
Net Assets	100.0	722,331,816

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2018 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.12% (b) (c)
10,435,700	22,563,044	(d)	—	—	—	73,355	—	32,998,744	32,998,744
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.24% (b)
4,489,448	88,542,993		90,532,172	—	—	26,213	—	2,500,269	2,500,269
14,925,148	111,106,037		90,532,172	—	—	99,568	—	35,499,013	35,499,013

(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $31,221,892, which is 4.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018.

At November 30, 2018 the DWS CROCI® International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Consumer Discretionary	223,825,559	31%
Industrials	143,704,203	20%
Health Care	90,737,391	13%
Consumer Staples	87,313,058	12%
Materials	82,474,686	12%
Utilities	58,348,980	8%
Communication Services	13,625,924	2%
Energy	13,491,383	2%
Total	713,521,184	100%
Sector diversification is subject to change.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$14,599,774	$—	$14,599,774
Belgium	—	28,503,524	—	28,503,524
Finland	—	12,744,788	—	12,744,788
France	—	116,220,866	—	116,220,866
Germany	—	83,683,563	—	83,683,563
Hong Kong	—	43,240,049	—	43,240,049
Japan	—	174,578,063	—	174,578,063
Luxembourg	—	12,876,748	—	12,876,748
Netherlands	—	28,905,918	—	28,905,918
Singapore	—	28,237,083	—	28,237,083
Switzerland	—	58,848,246	—	58,848,246
United Kingdom	—	95,759,174	—	95,759,174
Preferred Stock	—	15,323,388	—	15,323,388
Short-Term Investments (e)	35,499,013	—	—	35,499,013
Total	$35,499,013	$713,521,184	$—	$749,020,197

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® International Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	January 22, 2019